Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Income Tax Expense
(a)	Income tax expense for the years ended December 31, 2017, 2018 and 2019 was as follows:

(in millions of Won)	2017		2018	2019
Current income taxes(*1)	￦	864,143	1,577,581	913,286
Deferred income tax due to temporary differences		300,037	(38,851)	164,078
Items recorded directly in equity		21,560	144,900	11,005

Income tax expense	￦	1,185,740	1,683,630	1,088,369

(*1)	Refund (additional payment) of income taxes when filing a final corporation tax return credited (charged) directly to current income taxes.

Income Tax Credit (Charged) Directly to Equity
(b)	The income taxes credited (charged) directly to equity for the years ended December 31, 2017, 2018 and 2019 were as follows:

(in millions of Won)	2017		2018	2019
Net changes in the unrealized fair value of available-for-sale investments	￦	1,271	47,423	(26,744)
Gain on disposal of treasury shares		(40)	(50)	—
Others		20,329	97,527	37,749

	￦	21,560	144,900	11,005

Reconciliation of Calculated Income Tax Expense Based on the Statutory Rate to Actual Amount of Taxes Recorded
(c)
The following table reconciles the calculated income tax expense based on POSCO’s statutory rate (27.5%) to the actual amount of taxes recorded by the Company for the years ended December 31, 2017, 2018 and 2019.

(in millions of Won)	2017		2018	2019
Profit before income tax expense	￦	4,095,051	3,616,016	3,126,534
Income tax expense computed at statutory rate		990,540	982,287	847,017
Adjustments:
Tax credits		(40,757)	(32,103)	(39,709)
Additional income tax expense for prior years (over provisions from prior years)		(20,912)	44,336	(35,389)
Tax effect from tax audit		—	130,196	14,775
Investment in subsidiaries, associates and joint ventures		(12,510)	114,856	317,977
Tax effects due to permanent differences		72,421	64,708	(5,588)
Effect of tax rate change(*1)		175,647	—	—
Others(*2)		21,311	379,350	(10,714)

		195,200	701,343	241,352

Income tax expense	￦	1,185,740	1,683,630	1,088,369

Effective tax rate (%)		28.96%	46.56%	34.81%

(*1)
During the year ended 31, 2017, the statutory rate changed from 24.2% to 27.5% for taxable income in excess of
￦
300,000 million was enacted as a result of a revision to Korean tax law, which will be effective from 2018.

(*2)	Includes the effect of undeductible impairment loss related to Synthetic Natural Gas (SNG) facility for the year ended December 31, 2018.

Movements in Deferred Tax Assets (Liabilities)
(d)	The movements in deferred tax assets (liabilities) for the years ended December 31, 2018 and 2019 were as follows:

(in millions of Won)	2018				2019
	Beginning		Inc. (Dec.)	Ending	Beginning	Inc. (Dec.)	Ending
Deferred income tax due to temporary differences
Allowance for doubtful accounts	￦	273,994	(92,851)	181,143	181,143	(28,007)	153,136
Reserve for technology developments		(37,987)	37,987	—	—	—	—
PP&E - Depreciation		14,641	(4,804)	9,837	9,837	12,374	22,211
Share of profit or loss of equity-accounted investees		196,042	31,552	227,594	227,594	(108,480)	119,114
Allowance for inventories valuation		10,780	(104)	10,676	10,676	(1,231)	9,445
PP&E - Revaluation		(1,828,164)	(33,548)	(1,861,712)	(1,861,712)	43,251	(1,818,461)
Prepaid expenses		20,000	(2,741)	17,259	17,259	(2,047)	15,212
PP&E - Impairment loss		5,540	(927)	4,613	4,613	(208)	4,405
Gain or loss on foreign currency translation		(48,472)	10,462	(38,010)	(38,010)	45,046	7,036
Defined benefit liabilities		(36,754)	(36,835)	(73,589)	(73,589)	(22,094)	(95,683)
Provision for construction losses		441	6,964	7,405	7,405	(102)	7,303
Provision for construction warranty		28,717	41,601	70,318	70,318	(8,517)	61,801
Accrued income		(12,915)	(179)	(13,094)	(13,094)	(17,722)	(30,816)
Impairment loss on AFS		202,795	(126,876)	75,919	75,919	36,636	112,555
Difference in acquisition costs of treasury shares		70,547	(15)	70,532	70,532	(1,124)	69,408
Others		490,225	(65,906)	424,319	424,319	(30,535)	393,784

		(650,570)	(236,220)	(886,790)	(886,790)	(82,760)	(969,550)

Deferred income taxes recognized directly to equity
Net changes in fair value of equity investments at fair value through other comprehensive income(*1)		(49,236)	206,121	156,885	156,885	(26,744)	130,141
Others		72,161	58,111	130,272	130,272	37,749	168,021

		22,925	264,232	287,157	287,157	11,005	298,162

Deferred tax from tax credit
Tax credit carry-forward and others		118,032	(2,443)	115,589	115,589	(23,750)	91,839
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures		68,426	135,512	203,938	203,938	(68,574)	135,364

	￦	(441,187)	161,081	(280,106)	(280,106)	(164,079)	(444,185)

(*1)	These changes include the cumulative impact of initial application of IFRS No. 15 and IFRS No. 9 from the year ended December 31, 2018.

Summary of Deferred Tax Assets And Liabilities
(e)	Deferred tax assets and liabilities for the years ended December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018				2019
	Assets		Liabilities	Net	Assets	Liabilities	Net
Deferred income tax due to temporary differences
Allowance for doubtful accounts	￦	181,143	—	181,143	153,136	—	153,136
Reserve for technology developments		—	—	—	—	—	—
PP&E - Depreciation		55,354	(45,517)	9,837	68,649	(46,438)	22,211
Share of profit or loss of equity-accounted investees		278,466	(50,872)	227,594	177,467	(58,353)	119,114
Allowance for inventories valuation		10,676	—	10,676	9,445	—	9,445
PP&E - Revaluation		—	(1,861,712)	(1,861,712)	—	(1,818,461)	(1,818,461)
Prepaid expenses		17,259	—	17,259	15,212	—	15,212
PP&E - Impairment loss		5,240	(627)	4,613	4,405	—	4,405
Gain or loss on foreign currency translation		121,797	(159,807)	(38,010)	136,360	(129,324)	7,036
Defined benefit liabilities		390,972	(464,561)	(73,589)	426,930	(522,613)	(95,683)
Provision for construction losses		7,405	—	7,405	7,303	—	7,303
Provision for construction warranty		70,318	—	70,318	61,801	—	61,801
Accrued income		—	(13,094)	(13,094)	—	(30,816)	(30,816)
Impairment loss on AFS		75,919	—	75,919	112,555	—	112,555
Difference in acquisition costs of treasury shares		70,532	—	70,532	69,408	—	69,408
Others		820,611	(396,292)	424,319	471,621	(77,836)	393,784

		2,105,692	(2,992,482)	(886,790)	1,714,292	(2,683,841)	(969,550)

Deferred income taxes recognized directly to equity
Net changes in fair value of equity investments at fair value through other comprehensive income		247,921	(91,036)	156,885	220,276	(90,135)	130,141
Others		153,609	(23,337)	130,272	193,384	(25,363)	168,021

		401,530	(114,373)	287,157	413,660	(115,498)	298,162

Deferred tax from tax credit
Tax credit carry-forward and others		115,589	—	115,589	91,839	—	91,839
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures		547,662	(343,724)	203,938	441,172	(305,808)	135,364

	￦	3,170,473	(3,450,579)	(280,106)	2,660,963	(3,105,147)	(444,185)